Expense Example - Short Small-Cap ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	941	1,721	3,768	281	1,231	2,188	4,612